Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 18 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Rule 4-08 (e)(3) of Regulation S-X, “General Notes to Financial Statements” and concluded that it was applicable to the Company; and, therefore, the financial statements for the parent company are included herein.

The Company did not pay any dividends to the shareholders for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income (loss) of the subsidiary is presented as “share of income (loss) of subsidiary”. Certain information and footnote disclosures are generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

As of December 31, 2022 and 2021, the Company did not have any outstanding guarantees, long-term obligations, or significant capital and other commitments.

	December 31, 2022	December 31, 2021
Non-current assets
Investment in subsidiary	$2,214,085	$2,796,954

Deferred offering costs	1,306,313	-

Total assets	$3,520,398	$2,796,954

LIABILITIES AND SHAREHOLDERS’ EQUITY

Due to related parties	$1,098,413	$-
Deferred offering costs in accrual and other payables	600,000	-
Total current liabilities	1,698,413	-

TOTAL LIABILITIES	$1,698,413	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 300,000,000 shares authorized, 8,213,040 shares issued and outstanding as of December 31, 2022 and 2021*	$821	$821
Class B ordinary shares, $0.0001 par value, 200,000,000 shares authorized, 3,786,960 shares issued and outstanding*	379	379
Shares subscription receivables*	(1,200)	(1,200)
Additional paid-in capital	114,726	114,726
Statutory reserve	282,545	282,545
Retained earnings	1,563,563	2,335,046
Accumulated other comprehensive (loss) income	(138,849)	64,637
Total shareholders’ equity	1,821,985	2,796,954

Total liabilities and shareholders’ equity	$3,520,398	$2,796,954

*	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).

	Years Ended
	December 31, 2022	December 31, 2021	December 31, 2020
(LOSS) INCOME FROM SUBSIDIARIES	$(771,483)	$2,308,626	$339,968

NET (LOSS) INCOME	(771,483)	2,308,626	339,968
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(203,486)	39,076	25,897
COMPREHENSIVE (LOSS) INCOME	$(974,969)	$2,347,702	$365,865

Years Ended
	December 31, 2022	December 31, 2021	December 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(771,483)	$2,308,626	$339,968
Adjustments to reconcile net loss to cash used in operating activities:
Equity loss (income) of subsidiary	771,483	(2,308,626)	(339,968)
Net cash used in operating activities	-	-	-

CHANGES IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$-	$-	$-